Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue
Revenue from contracts with customers	€ 4,548,904	€ 4,404,497
Revenue from insurance contracts	140,396	114,292
Revenue from lease contracts	14,918	29,580
Revenue	4,704,218	4,548,369
Health care services
Revenue
Revenue from contracts with customers	3,572,335	3,492,515
Revenue from insurance contracts	140,396	114,292
Revenue	3,712,731	3,606,807
Health care products
Revenue
Revenue from contracts with customers	976,569	911,982
Revenue from lease contracts	14,918	29,580
Revenue	€ 991,487	€ 941,562